Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40623
Entity Registrant Name	TWIN VEE POWERCATS CO.
Entity Central Index Key	0001855509
Entity Tax Identification Number	27-1417610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3101 S. US-1
Entity Address, City or Town	Ft. Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34982
City Area Code	(772)
Local Phone Number	429-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VEEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false